ACQUISITIONS	12 Months Ended
Dec. 31, 2012
ACQUISITIONS [Abstract]
ACQUISITIONS
NOTE 3:-	ACQUISITIONS
a.	Acquisition of Sweet IM Ltd.
On November 30, 2012 ("Closing Date") the Company completed the acquisition of 100% of the shares of Sweet IM Ltd. ("Sweet IM"), an Israeli-based consumer internet company that produces a variety of applications. The financial results of Sweet IM are included in the consolidated financial statements from the Closing Date. The total consideration is composed as follows:
•	$ 13,054 in cash, including $ 3,014 for working capital acquired from Sweet IM;
•	1,990,000 ordinary shares of the Company issued at closing for total value of $17,863, which considered the market restrictions on these shares;
•
$ 7,500 in cash (subject to certain adjustments), payable within 12 months following the Closing Date (December 2013). In connection with this consideration, the Company recorded a $ 7,324 liability; and

•
A milestones-based contingent cash payment of up to $7,500 payable in June 2014. In connection with this contingent payment consideration, the Company recorded at the Closing Date, an estimated liability of $5,992.

In addition, the Company incurred acquisition related costs in a total amount of $ 1,593, which are included in general and administrative expenses for the year ended December 31, 2012. Acquisition related costs include legal, accounting fees and other costs directly related to the acquisition.

The primary reasons for this acquisition include; Sweet IM's back-end systems, the talent and professional background of its employees, and its product suite, so as to include other consumer products that bear similar characteristics appealing to its unique demographic segment. A significant amount of the acquisition was recorded as goodwill due to the synergies with Sweet IM.
Under business combination accounting, the total purchase price was allocated to Sweet IM's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Cash	$2,733
Restricted cash	10,260
Trade receivables	7,473
Other receivables and prepaid expenses	1,253
Property and equipment	216
Long-term prepaid expenses and other	70
Trade payables	(2,318)
Accrued expenses and other liabilities	(5,148)
Payment obligation related to acquisition	(9,958)
Intangible assets	30,756
Deferred tax liability	(3,786)
Goodwill	12,682

Total purchase price	$44,233

Intangible assets:
In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Sweet IM's products. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with Sweet IM acquisition:

	Fair value	Useful life

Technology	$20,066	5 years
Logo	5,242	4 years
IP R&D	5,448	(*)

Total intangible assets	$30,756
(*) Will be determined upon completion of the development

The following unaudited condensed combined pro forma information for the years ended December 31, 2011 and 2012, gives effect to the acquisition of Sweet IM as if the acquisition had occurred on January 1, 2011. The pro forma information is not necessarily indicative of the results of operations, which actually would have occurred if the acquisition had been consummated on that date, nor does it purport to represent the results of operations for future periods. For the purposes of the pro forma information, the Company has assumed that net income includes additional amortization of intangible assets related to the acquisition of $ 6,484 and $ 6,345 in 2011 and 2012, respectively and related tax effects .

	Year ended December 31,
	2011	2012
	Unaudited	Unaudited

Revenues	$$51,190	$$79,254

Net income	$1,154	$ $ 4,887

Basic earnings per share	$0.12	$0.48

Diluted earnings per share	$0.12	$0.47
b.	Acquisition of Sweet IM Ltd.
On August 31, 2011, the Company completed the acquisition of all of the outstanding shares of Smilebox Inc. ("Smilebox"). The Company included the financial results of Smilebox in its consolidated financial statements from the date of acquisition. Under the Purchase Agreement, the total consideration is composed of cash and Ordinary shares of the Company, as follows:
•	$ 24,269 in cash;
•	128,538 Ordinary shares of the Company issuable at closing at fair value of $ 750;
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$ 7,000 in cash and in Ordinary shares of the Company (subject to certain adjustments), payable within 7 months following the closing (March 2012). In connection with this consideration, the Company recorded a $ 6,474 liability at closing. This amount was paid in full in 2012, including $ 6,266 paid in cash and 65,720 shares issued at value of $ 337 and;

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A milestone-based contingent cash and Ordinary shares of the Company payment ("Contingent Payment") of up to $ 8,000 payable in September 2012. The Company recognized a liability of zero with respect to this Contingent Payment, which represents its fair value. No payment was made in September 2012 as the milestones were not met.

In addition, the Company incurred acquisition related costs in a total amount of $ 1,069, which are included in general and administrative expenses for the year ended December 31, 2011. Acquisition related costs include compensation to executive, legal and accounting fees directly related to the acquisition.
Smilebox provides a subscription allowing people to connect with family and friends in a creative and personal way. Smilebox enable users to personalize hundreds of unique, multimedia designs with their photos, videos, and music and then share them via print, email, blog or DVD. The main reason for this acquisition was to enrich the Company's product suite to include other consumer products that bear similar characteristics appealing to its unique demographic segment. A significant amount of the acquisition was recorded as goodwill due to the synergies with Smilebox.
Under business combination accounting, the total purchase price was allocated to Smilebox's net tangible and intangible assets based on their estimated fair values as set forth below. The excess of the purchase price over the net tangible and identifiable intangible assets was recorded as goodwill.

Cash	$2,100
Trade receivables	87
Other receivables and prepaid expenses	616
Property and equipment	191
Long-term prepaid expenses and other	449
Trade payables	(1,268)
Accrued expenses and other liabilities	(1,171)
Deferred revenues	(622)
Intangible assets	6,358
Goodwill	24,753

Total purchase price	$31,493

Intangible assets:

In performing the purchase price allocation, the Company considered, among other factors, analysis of historical financial performance, highest and best use of the acquired assets and estimates of future performance of Smilebox's products. The fair value of intangible assets was based on market participant approach to valuation, performed by a third party valuation firm using estimates and assumptions provided by management. The following table sets forth the components of intangible assets associated with Smilebox acquisition:

	Fair value	Useful life

Customer relationships	$1,488	4.3-6.3 years
Technology	3,000	3 years
Trade name	1,870	10.25 years

Total intangible assets	$6,358